ANNUAL REPORT

June 30, 1997

INVESCO
TAX-FREE
INCOME
FUNDS,
INC.

Tax-Free Long-Term Bond Fund
Tax-Free Intermediate Bond Fund

Two Smart Choices
For Seeking Tax-Exempt Income

INVESCO FUNDS

Graph:      Gross Domestic Product
            Quarterly Growth Rate Change

    This bar graph illustrates the quarterly growth rate for the Gross Domestic Product, for the period from the third quarter of 1994 through the second quarter of 1997.

Economic Overview                                                     July 1997

    We are currently in the greatest bull market of all time, and wealth has been created on a scale that has never been seen before. The strength and longevity of this market have surprised even the staunchest market advocates. A preemptive strike against inflation by the Federal Reserve Board in March -- a 25 basis point increase in the Fed Funds Rate -- produced a pullback in the stock market. However, since that minor correction, the broad equity market has produced approximately 20% returns in several large-capitalization stock indexes. This has left many investment professionals wondering if we have reached a nearly perfect investment environment -- and how long it might last.
    The fixed-income market, although producing gains over the last six months, has not enjoyed the jubilance experienced on the equity side. Concerns over potential wage inflation, a slowing economy, and an increase in the Fed Funds Rate have kept fixed-income securities in what appears to be a consolidated trading range.
    Why have the domestic equity market and economy been so strong over the last 10 years? The driving force behind the overall strength of the markets during the last 10 years has been low inflation, strong economic growth, and increased worker productivity. These factors have led to above-average increases in corporate profits and earnings, sending stock prices higher. Meanwhile, prices across the economy (as measured by the Gross Domestic Product price deflator) rose only 1.8% in 1996 -- the smallest gain since 1964. Currently, the inflation rate for the U.S. economy is at 2.2%, and producer prices actually declined over the first six months in 1997.
    Gains in worker productivity have helped curb inflation. Over the last 10 years, corporate restructuring, downsizing, and investments in technology have increased the efficiency of American companies and workers. These gains have outpaced wage increases. Coupled with increased international competition, improved productivity has put downward pressure on prices -- which is beneficial for the economy as it stimulates consumer demand.
    As a result, the U.S. economy has re-established itself as the global leader. In turn, the demand for skilled labor has risen, and unemployment in May 1997 was at 4.8% (the lowest level since 1973). Some naysayers suggest that the tight labor market will eventually lead to increased wages and inflation, which may have negative consequences for corporate stock prices.

Strategic Overview
Of Municipal Investments
    Fears of strong global growth (especially from emerging and developing economies) versus a potential slowdown in the U.S. economy increased the volatility of domestic interest rates over the last year. Expanding economies overseas may produce increased demand for commodities and the potential for inflation and higher interest rates. On the other hand, a slowdown here in the U.S. might lead to a decrease in consumer demand and, potentially, lower prices
- which could lead to lower interest rates.
    These changing expectations for interest rates have also caused a tightening in interest rate spreads and a consolidation in the trading range of municipal bonds. That is the risk/reward trade-off for investors has changed as the yield difference between longer and shorter municipal bond maturities has narrowed to 150 basis points. Furthermore, the increased demand for higher-yielding municipal bonds caused a compression in the premium that investors are willing to pay for municipal bonds - as the increased yield for riskier municipal bonds is presently negligible.
    Within this difficult environment, we have been successful by limiting our credit exposure, while aggressively managing duration. (Duration is the measure of the average life of a bond taking into account the present value of future payments.)
    For the last three years, the U.S. bond market lagged the domestic equity market. This is unusual from a historical standpoint, and we may eventually enter a period in which bonds outperform stocks. However, it presently appears that the municipal bond market may be fully valued. Until the economy and fixed-income market develop clear trends, we will be cautious with our investment approach.

                        Tax-Free Long-Term Bond Fund
                       Average Annualized Total Return
                                as of 6/30/97

                       1 year                    7.05%
                      ----------------------------------
                       5 years                   6.24%
                      ----------------------------------
                       10 years                  8.19%
                      ----------------------------------

INVESCO Tax-Free Income Funds, Inc.
     The line graphs on pages 2 and 3 illustrate the value of a $10,000 investment, plus reinvested dividends and capital gain distributions, in Tax-Free Long-Term Bond Fund for the 10-year period ended 6/30/97, and in Tax-Free Intermediate Bond Fund for the period from inception (12/93) through 6/30/97.
    At the end of these respective periods, the Tax-Free Long-Term Bond Fund account would have had a value of $21,976 and Tax-Free Intermediate Bond Fund, $11,508. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Of course, past performance is not a guarantee of future results.)(1),(2)

Graph:              Tax-Free Long-Term Bond Fund
                    Bond Portfolio Quality By Value
                    as of 6/30/97

                    This pie chart shows the allocation of the portfolio's net assets for each of the following ratings categories: Aaa - 57.56%, Aa - 20.19%, A - 16.61%, Baa - 2.48%, Ba - 2.23%, NR
                    - 0.93%.

                    Ratings are S&P's or Moody's. (3)

INVESCO Tax-Free Long-Term Bond Fund
    For the one-year period ended 6/30/97, the fund achieved a return of 7.05%, and 3.15% for the six-month period. The Lehman Municipal Bond Index had a total return of 8.27% for the same one-year period, and 3.22% for the six-month period. (Of course, past performance is not a guarantee of future results.)(1),
(2)

Graph: Tax-Free Long-Term Bond Fund 10-Year Total Return vs. Lehman Municipal Bond Index

                    This line graph illustrates a comparison of the value of a $10,000 investment in INVESCO Tax-Free Long-Term Bond Fund to the value of a $10,000 investment in the Lehman Municipal Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the 10-year period ended 6/30/97.

Graph:              Geographical Diversification
                    by market value as of 6/30/97

                    This map of the United States is divided by region to show the geographical diversification of the issuers of securities in the Tax-Free Long-Term Bond Fund portfolio. West - 19% Midwest - 26% Northeast - 24% South Central - 7% Southeast - 3% Puerto Rico - 1% Cash and Cash Equivalents
                    - 20% Composition of holdings is subject to change.


                         Tax-Free Intermediate Bond Fund
                         Average Annualized Total Return
                                  as of 6/30/97

                         1 year                    5.96%
                        --------------------------------
                         Since inception (12/93)   4.00%
                        --------------------------------



INVESCO Tax-Free Intermediate Bond Fund
    For the one-year period ended 6/30/97, the fund achieved a total return of 5.96%, and 2.32% for the six-month period. The Lehman Intermediate Municipal Bond Index had a total return of 6.72% for the same one-year period, and 1.74% for the six-month period. (Of course, past performance is not a guarantee of future results.)(1),(2)


Graph: Tax-Free Intermediate Bond Fund 10-Year Total Return vs. Lehman Intermediate Municipal Bond Index

                    This line graph illustrates a comparison of the value of a $10,000 investment in INVESCO Tax-Free Intermediate Bond Fund to the value of a $10,000 investment in the Lehman Intermediate Municipal Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception and ended June 30, 1997.


Graph:              Tax-Free Intermediate Bond Fund
                    Bond Portfolio Quality By Value
                    as of 6/30/97

                    This pie chart shows the allocation of the portfolio's net assets for each of the following ratings categories: Aaa - 51.27%, Aa - 22.40%, A - 15.72%, Baa - 10.03%, Ba - 0.58%.

                    Ratings are S&P's or Moody's. (3)

Graph:              Geographical Diversification
                    by market value as of 6/30/97

                    This map of the United States is divided by region to show the geographical diversification of the issuers of securities in the Tax-Free Intermediate Bond Fund portfolio. West - 41% Midwest - 15% Northeast - 15% South Central - 9% Southeast - 11% Cash and Cash Equivalents - 9% Composition of holdings is subject to change.




FUND MANAGEMENT
    INVESCO Tax-Free Income Funds have been managed by INVESCO Vice President James S. Grabovac since 1995. An industry veteran with 15 years of investment experience, he earned an MBA from the University of Michigan and a BA from Lawrence University. He is a Chartered Financial Analyst. Previously, Jim was a portfolio manager for Stein, Roe & Farnham Inc.

(1)Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

(2)The Lehman Municipal Bond Index and Intermediate Municipal Bond Index are unmanaged indexes indicative of the broad tax-exempt bond market.

(3)S&P and Moody are independent bond rating services.

INVESCO Tax-Free Income Funds, Inc.
STATEMENT OF INVESTMENT SECURITIES
June 30, 1997

-----------------------------------------------------------------------------------------------
                                                            Principal
Description                                                    Amount                   Value
-----------------------------------------------------------------------------------------------
TAX-FREE INTERMEDIATE BOND Fund
MUNICIPAL BONDS 93.37%
ALASKA 8.72%
Alaska Indl Dev & Export Auth,
   Ref Revolving Fund, Series 1994A,
   Lots 1-29, 5.700%, 4/1/2004                             $  200,000            $    209,750
Municipality of Anchorage, Alaska,
   Gen Oblig Ref, Gen Purpose, 1993
   Series B, 4.900%, 8/1/2003^                                 25,000                  25,312
Municipality of Anchorage, Alaska,
   Port Rev Ref, 1995, 6.000%, 2/1/2004                       150,000                 159,563
                                                                                 ------------
                                                                                      394,625
                                                                                 ------------
ARIZONA 2.28%
Pinal Cnty, Arizona (Mammoth-San Manuel
   Unified School Dist #8), Ref, Series 1994,
   6.000%, 7/1/2001                                           100,000                 103,250
                                                                                 ------------
CALIFORNIA 3.71%
California, Various Purpose Gen Oblig,
   6.300%, 9/1/2008                                           150,000                 168,000
                                                                                 ------------
COLORADO 8.05%
Arapahoe Cnty Public Hwy Auth, Colorado
   (E-470 Proj), Cap Impt Trust Fund, Hwy Rev,
   Veh Regn Fee, 5.300%, 8/31/2006>                           200,000                 206,500
Montrose Cnty Bldg Auth, Colorado,
   Ctfs of Participation, 6.350%, 6/15/2006                   150,000                 157,688
                                                                                 ------------
                                                                                      364,188
                                                                                 ------------
DISTRICT OF COLUMBIA 0.54%
District of Columbia, Gen Oblig Ref,
   Series 1994A, 5.200%, 6/1/2003                              25,000                  24,625
                                                                                 ------------
FLORIDA 6.48%
Dade Cnty, Florida, Solid Waste System
   Rev Ref, Series 1996, 6.000%, 10/1/2006                    200,000                 215,500
Miami Beach Redev Agency, Florida
   (City Ctr/Historic Convention Village),
   Tax Increment Rev, Series 1993,
   5.100%, 12/1/2003                                           80,000                  77,600
                                                                                 ------------
                                                                                      293,100
                                                                                 ------------

GEORGIA 0.66%
Muni Elec Auth of Georgia, Pwr Rev,
   Series CC, 4.500%, 1/1/2002                                 30,000                  29,700
                                                                                 ------------
ILLINOIS 4.59%
Illinois, Gen Oblig, Series 1995,
   5.125%, 12/1/2005                                          125,000                 127,500
Illinois Hsg Dev Auth, Hsg Dev Rev,
   1993 Series A, 5.000%, 1/1/2001                             20,000                  19,900
Illinois Toll Hwy Auth, Toll Hwy Ref Rev,
   1993 Series A, 4.700%, 1/1/2001                             60,000                  60,150
                                                                                 ------------
                                                                                      207,550
                                                                                 ------------
LOUISIANA 4.60%
Louisiana Pub Facils Auth, Student
   Ln Rev, Series 1992A-1, 6.200%, 3/1/2001                   200,000                 208,250
                                                                                 ------------
MASSACHUSETTS 0.47%
Massachusetts Muni Wholesale Elec,
   Pwr Supply System Rev, 1992 Series B,
   6.375%, 7/1/2001                                            20,000                  21,075
                                                                                 ------------
NEVADA 3.10%
Nevada Hsg Div (Single Family Prog),
   Sr Rev, 1994 Issue B-1, 5.900%, 4/1/2003                   135,000                 140,231
                                                                                 ------------
NEW HAMPSHIRE 4.88%
New Hampshire Hsg Fin Auth, Single Family
   Residential Mtg, 1994 Series D,
   5.850%, 1/1/2001                                           215,000                 220,644
                                                                                 ------------
NEW YORK 4.72%
New York Muni Assistance, New York, Rev,
   1991 Gen Resolution Series E,
   6.000%, 7/1/2003                                           200,000                 213,500
                                                                                 ------------
OHIO 1.11%
Ohio Bldg Auth, State Correctional
   Facils Rev Ref, 1994 Series A,
   4.600%, 10/1/2003                                           50,000                  50,000
                                                                                 ------------
OREGON 0.55%
Oregon Hsg & Cmnty Svcs Dept (Single Family
   Mtg Proj), Mtg Rev, 1993 Series A,
   4.500%, 7/1/2001                                            25,000                  24,844
                                                                                 ------------
PENNSYLVANIA 5.15%
Philadelphia, Pennsylvania, Gas Wks Rev,
   Fifteenth Series, 5.000%, 8/1/2003                          65,000                  63,944
Philadelphia, Pennsylvania, Wtr & Wastewtr
   Rev, Series 1995, 6.750%, 8/1/2005                         150,000                 168,938
                                                                                 ------------
                                                                                      232,882
                                                                                 ------------





SOUTH DAKOTA 5.61%
South Dakota, Student Ln Fin Rev, Series
   1994-A, 5.850%, 8/1/2000>                                  250,000                 253,750
                                                                                 ------------
TENNESSEE 0.44%
Knoxville, Tennessee, Wtr Rev Ref & Impt,
   Series M-1993, 4.500%, 3/1/1999                             20,000                  20,050
                                                                                 ------------
TEXAS 4.46%
Katy Independent School Dist, Texas,
   Limited Tax School Bldg Bnds, Series 1996,
   7.500%, 2/15/2006                                          150,000                 176,812
Trinity River Indl Dev Auth, Texas
   (Intl Paper Proj), Rev Ref, 1993
   Series, 4.900%, 12/1/2002                                   25,000                  25,218
                                                                                 ------------
                                                                                      202,030
                                                                                 ------------
VIRGINIA 3.33%
Rivanna Wtr & Swr Auth, Virginia, Regl
   Wtr & Swr System Ref Rev, Series of 1993,
   4.500%, 10/1/2000                                           50,000                  50,250
Southeastern Pub Svc Auth, Virginia, Regl
   Solid Waste System, Sr Rev Ref, Series 1993A,
   5.150%, 7/1/2009                                           100,000                 100,625
                                                                                 ------------
                                                                                      150,875
                                                                                 ------------
WASHINGTON 10.94%
Clark Cnty, Washington (Pub Util Dist #1),
   Generating System Rev, Series 1995,
   6.000%, 1/1/2006                                           200,000                 214,250
Washington Pub Pwr Supply System, Ref Elec Rev,
   Nuclear Proj #1, Series 1993-1A,
   5.100%, 7/1/2000^                                           20,000                  20,150
   Nuclear Proj #2, Series 1994A,
   5.000%, 7/1/2009                                           200,000                 195,250
Wenatchee, Washington, Wtr & Swr Rev Ref,
   1994, 4.600%, 12/1/2002                                     65,000                  65,569
                                                                                 ------------
                                                                                      495,219
                                                                                 ------------
WISCONSIN 4.57%
Wisconsin Hlth & Ed Facils Auth
   (Franciscan Skemp Med Ctr), Rev,
   Series 1995, 5.750%, 11/15/2008                            200,000                 206,750
                                                                                 ------------
WYOMING 4.41%
Platte Cnty, Wyoming (Basin Elec Power
   Cooperative - Laramie River Station Proj),
   PCR, Series 1994, 5.100%, 1/1/2008                         200,000                 199,750
                                                                                 ------------
TOTAL MUNICIPAL BONDS
   (Cost $4,154,198)                                                                4,224,888
                                                                                 ------------





SHORT-TERM  INVESTMENTS - MUNICIPAL  NOTES 6.63%
ALABAMA 2.21%
North Alabama Env
   Impt Auth (Reynolds Metals
   Proj), DATES, PCR Ref, Series 1985,
   4.100%, 12/1/2000~                                         100,000                 100,000
                                                                                 ------------
CALIFORNIA 2.21%
Los Angeles Regl Airports Impt, California
   (American Airlines/Los Angeles Intl Airport
   Proj), FR, Corp Lease Rev, Series B,
   4.100%, 12/1/2024~                                         100,000                 100,000
                                                                                 ------------
TENNESSEE 2.21%
Nashville Metro Airport Auth, Tennessee
   (American Airlines Proj), AR, Special
   Facil Rev, Ref,
   Series 1995A, 4.100%, 10/1/2012~                           100,000                 100,000
                                                                                 ------------
TOTAL MUNICIPAL SHORT-TERM NOTES
   (Cost $300,000)                                                                    300,000
                                                                                 ------------
TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
   (Cost $4,454,198#)                                                            $  4,524,888
                                                                                 ============

TAX-FREE LONG-TERM BOND Fund
MUNICIPAL BONDS 76.42%
ALABAMA 1.93%
Birmingham Special Care Facils Fing Auth,
   Alabama (Daughters of Charity Natl Hlth
   System - Providence Hosp & St Vincent Hosp),
   Hosp Rev, Series 1995, 5.000%, 11/1/2025>                   5,000,000               4,487,500
                                                                                 ------------
ALASKA 2.42%
Alaska Hsg Fin, Gen Mtg Rev, 1997 Series A,
   6.000%, 6/1/2027 +                                       5,000,000               5,081,250
Alaska Hsg Fin (Veterans Mtg Prog),
   Collateralized Gen Oblig, 1990 First
   Series, 7.500%, 12/1/2030                                  510,000                 532,312
                                                                                 ------------
                                                                                    5,613,562
                                                                                 ------------
ARIZONA 0.46%
Arizona Edl Ln Mktng, 1992 Edl Ln Rev,
   Series B, 7.000%, 3/1/2005                               1,000,000               1,067,500
                                                                                 ------------
CALIFORNIA 6.24%
Anaheim Pub Fing Auth, California
   (Anaheim Pub Impts Proj), Sub Lease Rev,
   1997 Series C, Cap Appreciation, 9/1/2025               18,170,000               3,520,437
Big Bear Lake Dept of Wtr & Pwr,
   California, Wtr Rev Ref, Series 1996,
   6.000%, 4/1/2022                                         2,000,000               2,132,500





California Wtr Resources Dept (Central
   Valley Proj), Wtr System Rev,
   Series O, 4.750%,
   12/1/2019                                                5,000,000               4,437,500
   12/1/2025                                                5,000,000               4,387,500
                                                                                 ------------
                                                                                   14,477,937
                                                                                 ------------
COLORADO 0.60%
Fountain Valley Auth, Colorado, Wtr
   Treatment Ref Rev, Series 1991,
   6.800%, 12/1/2019                                        1,140,000               1,229,775
Montrose Cnty Bldg Auth, Colorado,
   Ctfs of Participation, 6.350%, 6/15/2006                   150,000                 157,688
                                                                                 ------------
                                                                                    1,387,463
                                                                                 ------------
FLORIDA 0.23%
Greater Orlando Aviation Auth, Florida,
   Airport Facils Rev, Series 1988,
   8.375%, 10/1/2016                                          490,000                 523,688
                                                                                 ------------
GEORGIA 2.29%
Atlanta, Georgia, Airport Facils Rev,
   Series 1990, 7.250%, 1/1/2017                            2,000,000               2,152,500
Atlanta, Georgia (Delta Air Lines Proj),
   Special Purpose Facils Rev, Series 1989B,
   7.400%, 12/1/1999                                        3,000,000               3,150,000
                                                                                 ------------
                                                                                    5,302,500
                                                                                 ------------
ILLINOIS 13.03%
Chicago, Illinois, Gen Oblig, Ref,
   Series 1993B, 5.125%, 1/1/2022                           2,465,000               2,320,181
Chicago, Illinois, Wastewtr Transmission
   Rev, Series 1995, 5.125%, 1/1/2025 >                    10,000,000               9,225,000
Chicago, Illinois (Peoples Gas Light &
   Coke), 1st & Ref Mtg, Series CC,
   Medium-Term Notes, 6.875%, 3/1/2015                      2,875,000               3,126,562
Cook & DuPage Cntys, Illinois (Lemont-
   Bromberek Combined School Dist #113A),
   School Bldg, Series 1995B, Cap
   Appreciation, 12/1/2015                                  5,060,000               1,764,675
Illinois Dev Fin Auth (Catholic Charities
   Hsg Dev Proj), Rev, Series 1995,
   6.350%, 1/1/2025                                         1,500,000               1,496,250
Illinois Hlth Facils Auth (Northwestern
   Mem Hosp), Rev, Series 1991,
   6.750%, 8/15/2011>                                       5,000,000               5,350,000
Illinois Metro Pier & Exposition Auth
   (McCormick Pl Expansion Proj),
   Dedicated Tax Rev Ref, Series 1994A,
   Cap Appreciation,
   12/15/2012                                               5,000,000               2,118,750





   6/15/2020                                                6,000,000               1,605,000
   6/15/2025                                                1,200,000                 240,000
   6/15/2026                                                1,500,000                 283,125
   6/15/2027                                                1,000,000                 178,750
Univ of Illinois Brd of Trustees,
   Auxiliary Facils System Rev,
   Series 1991, Cap Appreciation, 4/1/2012                  5,795,000               2,535,313
                                                                                 ------------
                                                                                   30,243,606
                                                                                 ------------
INDIANA 8.38%
Dekalb Cnty Redev Auth, Indiana
   (Mini-Mill Loc Pub Impt Proj),
   Rev, Series A 1995,
   6.500%, 1/15/2014                                          900,000                 949,500
Indiana Transn Fin Auth, Airport
   Facils Lease Rev, Series A,
   6.750%, 11/1/2011                                        1,500,000               1,674,375
Indiana Transn Fin Auth, Hwy Rev,
   Series 1993A, Cap Appreciation,
   12/1/2017                                                3,000,000                 922,500
Indianapolis Airport Auth, Indiana,
   Rev, Series 1988, 8.400%, 7/1/2008                       2,000,000               2,108,660
Indianapolis Loc Pub Impt Bd Bank,
   Indiana, Impt Rev, Series 1991C,
   6.700%, 1/1/2017                                         3,750,000               4,134,375
Petersburg, Indiana (Indianapolis Pwr
   & Light Proj), PCR Ref, Series 1993B,
   5.400%, 8/1/2017>                                        9,850,000               9,665,313
                                                                                 ------------
                                                                                   19,454,723
                                                                                 ------------
MASSACHUSETTS 6.87%
Boston Wtr & Swr Commn, Massachusetts,
   Gen Rev, 1993 Sr Series A,
   5.250%, 11/1/2019>                                       5,385,000               5,223,450
Commonwealth of Massachusetts, Gen Oblig,
   Consolidated Ln of 1992, Series D,
   8.000%, 5/1/2006>                                        5,000,000               6,106,250
Massachusetts Wtr Resources Auth,
   Gen Rev, 1995 Series B,
   4.750%, 12/1/2021>                                       5,250,000               4,620,000
                                                                                 ------------
                                                                                   15,949,700
                                                                                 ------------
MISSISSIPPI 0.35%
Claiborne Cnty, Mississippi (System
   Energy Resources Proj), PCR, Series A,
   9.500%, 12/1/2013                                          750,000                 812,812
                                                                                 ------------
NEBRASKA 2.14%
Nebraska Invt Fin Auth, Single Family
   Hsg Rev, 1997 Series B,
   5.850%, 9/1/2028~~                                       5,000,000               4,968,750
                                                                                 ------------





NEW HAMPSHIRE 0.42%
New Hampshire Hsg Fin Auth, Single Family
   Residential Mtg, 1994 Series D,
   6.850%, 7/1/2006                                           910,000                 965,737
                                                                                 ------------
NEW MEXICO 2.28%
Los Alamos Cnty, New Mexico, Util System
   Rev, Series 1994A, 6.000%, 7/1/2009>                     5,000,000               5,287,500
                                                                                 ------------
NEW YORK 10.89%
New York, New York, Gen Oblig, 1997
   Series L, 5.250%, 8/1/2009 >                             2,500,000               2,503,125
New York & New Jersey Port Auth,
   Consolidated Gen Oblig, Rev,
   Ninety-Third Series, 6.125%, 6/1/2094                    5,250,000               5,591,250
   One Hundred Fourth Series,
   4.750%, 1/15/2026                                        2,500,000               2,203,125
New York Dorm Auth (State Univ Dorm
   Facils Issue), Lease Rev, Series 1995A,
   6.000%, 7/1/2010                                         1,550,000               1,674,000
New York Muni Wtr Fin Auth, New York,
   Wtr & Swr System Rev, 1997 Series B,
   5.750%, 6/15/2029                                        7,625,000               7,605,938
Triborough Bridge & Tunnel Auth,
   New York, Gen Purpose Rev,
   Series 1993B, 5.000%, 1/1/2020                           1,935,000               1,818,900
   Series 1996B, 5.200%, 1/1/2027                           1,000,000                 946,250
   Series Y, 5.500%, 1/1/2017                               2,900,000               2,929,000
                                                                                 ------------
                                                                                   25,271,588
                                                                                 ------------
PENNSYLVANIA 2.54%
Philadelphia, Pennsylvania (Philadelphia
   Airport System), Airport Rev,
   Series 1997B, 5.250%, 6/15/2010~~                        5,985,000               5,901,928
                                                                                 ------------
PUERTO RICO 1.01%
Puerto Rico Pub Bldgs Auth (Commonwealth
   of Puerto Rico), Govt Facils Rev,
   Series B, 5.250%, 7/1/2021                               2,500,000               2,353,125
                                                                                 ------------
RHODE ISLAND 1.60%
Rhode Island Depositors Econ Protection,
   Special Oblig, 1992 Series A,
     6.950%, 8/1/2022                                       1,500,000               1,683,750
   Special Oblig Ref, 1993 Series A,
     5.750%, 8/1/2012                                       2,000,000               2,037,500
                                                                                 ------------
                                                                                    3,721,250
                                                                                 ------------

TEXAS 4.78%
Austin, Texas, Combined Util Systems,
   Rev Ref, Series 1992, Cap Appreciation,
   11/15/2009+                                              5,020,000               2,622,950
   11/15/2011                                               1,400,000                 644,000
Austin, Texas, Wtr, Swr & Elec Ref Rev,
   Series 1982, 14.000%, 11/15/2001                           500,000                 621,825
Harris Cnty, Texas (Galena Park Indpt
   School Dist), Unltd Tax School Bldg & Ref,
   Series 1996, Cap Appreciation, 8/15/2023                 3,220,000                 740,600
Texas Muni Pwr Agency, Ref Rev, Series 1989,
   Cap Appreciation, 9/1/2010                               6,650,000               3,275,125
Tyler Hlth Facils Dev, Texas (East Texas
   Med Ctr Regl Hlthcare System Proj),
   Hosp Rev, Series 1997,
   5.600%, 11/1/2027~~                                      3,250,000               3,180,938
                                                                                 ------------
                                                                                   11,085,438
                                                                                 ------------
UTAH 0.76%
Utah Hsg Fin Agency (Federally Insured
   or Gtd Mtg Lns), Single Family Mtg,
   1994 Issue D-1 Term Mezzanine,
   6.450%, 7/1/2011                                         1,690,000               1,770,275
                                                                                 ------------
VERMONT 0.46%
Vermont Hsg Fin Agency, Single Family
   Hsg Rev, Series 5, 6.875%, 11/1/2016                     1,000,000               1,055,000
                                                                                 ------------
VIRGINIA 0.75%
Upper Occoquan Sewage Auth, Virginia,
   Regl Sewerage System Rev, Series 1995A,
   4.750%, 7/1/2029                                         2,000,000               1,742,500
                                                                                 ------------
WASHINGTON 5.07%
Chelan Cnty Pub Util Dist #1, Washington,
   Columbia River-Rock Island Hydro-Elec
   System Rev Ref, Series 1997A,
   Cap Appreciation, 6/1/2023>                             22,685,000               5,132,481
Grant Cnty Pub Util Dist #2, Washington,
   Hydroelectric Dev Rev, Second Series
   1990, (Priest Rapids), 7.700%, 1/1/2018                  3,000,000               3,225,000
   (Wanapum), 7.700%, 1/1/2018                              1,050,000               1,128,750
King Cnty, Washington (King Street
   Ctr Proj), Lease Rev, 5.250%, 6/1/2026                   2,425,000               2,288,594
                                                                                 ------------
                                                                                   11,774,825
                                                                                 ------------
WISCONSIN 0.92%
Adams Cnty, Wisconsin (Adams-Friendship
   School Dist), Gen Oblig Ref,
   6.500%, 4/1/2015                                         1,340,000               1,499,125
Southeast Wisconsin Professional
   Baseball Park Dist, Sales Tax Rev,
   Series 1997, Cap Appreciation,
   12/15/2020                                               1,500,000                 390,000
   12/15/2021                                               1,000,000                 246,250
                                                                                 ------------
                                                                                    2,135,375
                                                                                 ------------
TOTAL MUNICIPAL BONDS
   (Cost $169,805,424)                                                            177,354,282
                                                                                 ------------
SHORT-TERM INVESTMENTS -
   MUNICIPAL NOTES 23.58%
ALABAMA 0.43%
North Alabama Environmental Impt Auth
   (Reynolds Metals Proj), DATES, PCR Ref,
   Series 1985, 4.100%, 12/1/2000 ~                         1,000,000               1,000,000
                                                                                 ------------
CALIFORNIA 0.30%
Los Angeles Regl Airports Impt,
   California (American Airlines/
   Los Angeles Intl Airport),
   Facils Sublease FDR, Issue 1984,
   Series D, 4.100%, 12/1/2024 ~                              700,000                 700,000
                                                                                 ------------
COLORADO 2.28%
Colorado Hlth Facils Auth, Hosp Rev,
   (North Colorado Med Ctr), VRD,
     Series 1990, 4.150%, 5/15/2020~+                         1,200,000               1,200,000
   (Sisters of Charity Hlth Care Systems),
     VR, Rev, Series 1995, 4.150%, 5/15/2025~                 2,900,000               2,900,000
Colorado Student Oblig Auth, A/FR,
   Student Ln Rev, 1993 Series C-2,
   4.150%, 9/1/2002~                                        1,200,000               1,200,000
                                                                                 ------------
                                                                                    5,300,000
                                                                                 ------------
FLORIDA 0.43%
Dade Cnty Hlth Facils Auth, Florida
   (Miami Children's Hosp Proj), AR,
   Hosp Rev, Series 1995, 4.150%, 9/1/2025~                 1,000,000               1,000,000
                                                                                 ------------
ILLINOIS 0.65%
Illinois Hlth Facils Auth (Hlthcorp
   Affiliates Proj), VRD, Rev, Series 1985B,
   4.200%, 11/1/2015~                                       1,500,000               1,500,000
                                                                                 ------------
INDIANA 0.68%
Indiana Hosp Equip Fing Auth, VR, Rev,
   Series A, 4.250%, 12/1/2015~                             1,565,000               1,565,000
                                                                                 ------------
KENTUCKY 0.43%
Ashland, Kentucky (Ashland Oil Proj),
   A/FR, 7&7 PCR Ref, Series 1985,
   4.000%, 4/1/2009~                                        1,000,000               1,000,000
                                                                                 ------------
LOUISIANA 1.03%
DeSoto Parish, Louisiana (Cent Louisiana
   Elec Proj), ATS, PCR Ref, Series 1991B,
   4.150%, 7/1/2018~+                                       1,900,000               1,900,000
East Baton Rouge Parish, Louisiana
   (Georgia-Pacific Proj), A/FR, 7&7 PCR,
   Series 1984, 4.150%, 10/1/1999~                            500,000                 500,000
                                                                                 ------------
                                                                                    2,400,000
                                                                                 ------------
MASSACHUSETTS 0.56%
Commonwealth of Massachusetts, Gen Oblig,
   UPDATES, Dedicated Income Tax,
   Recovery Ln, Series B,
   4.000%, 12/1/1997                                        1,300,000               1,300,000
                                                                                 ------------
MISSOURI 1.72%
Columbia, Missouri, AR, Special Oblig
   Ins Reserve, Series 1988A,
   4.200%, 6/1/2008~+                                       2,500,000               2,500,000
Missouri Hlth & Edl Facils Auth
   (Christian Hlth Svcs Dev-Christian
   Hosp Northeast-Northwest),F/FR, Rev,
   Series 1989A, 4.050%, 11/1/2019~^                        1,500,000               1,500,000
                                                                                 ------------
                                                                                    4,000,000
                                                                                 ------------
NEBRASKA 0.84%
Buffalo Cnty Hosp Auth #1, Nebraska
   (Sisters of Charity-Richard H.
   Young Mem Hosp Proj), ATS, Series 1988A,
   4.050%, 5/1/2018~                                        1,940,000               1,940,000
                                                                                 ------------
NEW MEXICO 1.59%
Albuquerque, New Mexico, Gross Receipts/
   Lodgers' Tax, ATS, Ref Rev, Series 1991A,
   4.200%, 7/1/2022~                                        3,700,000               3,700,000
                                                                                 ------------
NEW YORK 0.56%
New York, New York, VR, Gen Oblig,
   1995 Series B, Subseries B-7,
   4.150%, 8/15/2018~                                         100,000                 100,000
New York Muni Wtr Fin Auth, New York,
   AR, Wtr & Swr System Rev, 1994 Series G,
   4.050%, 6/15/2024~                                       1,200,000               1,200,000
                                                                                 ------------
                                                                                    1,300,000
                                                                                 ------------
NORTH CAROLINA 0.22%
North Carolina Med Care Commn (Pooled
   Fing Proj), ACES, Hosp Rev, Series 1991B,
   4.150%, 10/1/2013~                                         500,000                 500,000
                                                                                 ------------
OREGON 0.26%
Port Portland, Oregon (Reynolds Metals),
   DATES, PCR Ref, Series 1985,
   4.100%, 12/1/2009~                                         600,000                 600,000
                                                                                 ------------
PENNSYLVANIA 1.46%
Delaware Valley Regl Fin Auth, Pennsylvania
   (Bucks, Chester, Delaware & Montgomery
   Cntys), AR, Loc Govt Rev, Series 1985B,
   4.150%, 12/1/2020~                                       2,400,000               2,400,000
Emmaus Gen Auth, Pennsylvania
   (Pennsylvania VR Ln Prog), VRD,
   Series 1996, 4.450%, 12/1/2028~                          1,000,000               1,000,000
                                                                                 ------------
                                                                                    3,400,000
                                                                                 ------------
TENNESSEE 3.36%
Clarksville Pub Bldg Auth, Tennessee
   (Tennessee Muni Bd Fund), AR, Pooled
   Fing Rev, Series 1990, 4.150%, 7/1/2013~+                4,400,000               4,400,000
Knox Cnty Indl Dev Brd, Tennessee
   (Professional Plaza Ltd Proj), FRD, IDR,
   3.850%, 12/1/2014~                                       1,100,000               1,100,000
Nashville & Davidson Cnty Metro Govt
   Indl Dev Brd, Tennessee (Nashville
   Office Bldg 1, Ltd Proj), FRD, IDR,
   3.850%, 12/1/2014~                                       1,800,000               1,800,000
Nashville Metro Airport Auth, Tennessee
   (American Airlines Proj), AR, Special
   Facils Rev Ref, Series 1995B,
   4.100%, 10/1/2012~                                         500,000                 500,000
                                                                                 ------------
                                                                                    7,800,000
                                                                                 ------------
TEXAS 1.75%
Dallas, Texas, Area Rapid Transit Sales
   Tax Rev, TECP, Series A,
   3.750%, 7/17/1997                                        1,000,000               1,000,000
Panhandle-Plains Higher Ed Auth,
   Texas, Student Ln Rev,
   AR, Series 1993A, 4.250%, 6/1/2023~                      1,000,000               1,000,000
   VR, Series 1995A, 4.250%, 6/1/2025~                      1,000,000               1,000,000
Texas Port Dev (Stolt Terminals Proj),
   ATS, Marine Terminal Ref Rev, Series
   1989, 4.200%, 1/15/2014~                                 1,065,000               1,065,000
                                                                                 ------------
                                                                                    4,065,000
                                                                                 ------------
VIRGINIA 0.13%
Alexandria Indl Dev Auth, Virginia, AR,
   Rev, Series 1986, 4.250%, 12/1/2016~                       300,000                 300,000
                                                                                 ------------
WASHINGTON 2.64%
Seattle, Washington, AR, Muni Light & Pwr,
   Rev, 4.100%, 11/1/2018~                                  1,000,000               1,000,000
Seattle, Washington, AR, Water System
   Rev, Series 1995, 4.100%, 9/1/2025~+                     2,300,000               2,300,000
Washington Hlth Care Facils Auth





   (Sisters of Providence), DATES, Rev,
   Series 1985B, 4.050%, 10/1/2005~^                        1,000,000               1,000,000
   Series 1985D, 4.050%, 10/1/2005~                         1,100,000               1,100,000
Washington Hsg Fin Commn (Inglenook
   Court Proj), VRD, Multifamily Mtg Rev,
   Series 1995, 4.550%, 7/1/2025~^                            725,000                 725,000
                                                                                 ------------
                                                                                    6,125,000
                                                                                 ------------
WISCONSIN 0.10%
Wisconsin Hlth Facils Auth (Franciscan
   Hlth Care System Fing), VRD, Rev,
   Series 1985A-2, 4.150%, 1/1/2016~                          240,000                 240,000
                                                                                 ------------
WYOMING 2.16%
Lincoln Cnty, Wyoming (Exxon Proj), AR,
   PCR, Series B, 4.250%, 7/1/2017~                         3,000,000               3,000,000
Uinta Cnty, Wyoming (Chevron USA Proj),
   AR, PCR Ref, Series 1992,
   4.000%, 4/1/2010~                                        2,000,000               2,000,000
                                                                                 ------------
                                                                                    5,000,000
                                                                                 ------------
TOTAL MUNICIPAL SHORT-TERM NOTES
   (Cost $54,735,000)                                                              54,735,000
                                                                                 ------------
TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
   (Cost $224,540,424#)                                                          $232,089,282
                                                                                 ============


The following abbreviations may be used in portfolio descriptions:

A/FR*          -     Adjustable/Fixed Rate
ACES*          -     Adjustable Convertible Extendable Securities
AR*            -     Adjustable Rate
ATS*           -     Adjustable Tender Securities
DATES*         -     Daily Adjustable Tax-Exempt Securities
FDR*           -     Flexible Demand Revenue
FR             -     Fixed Rate
F/FR           -     Floating/Fixed Rate
FRD*           -     Floating Rate Demand
IDR            -     Industrial Development Revenue
PCR            -     Pollution Control Revenue
RAC            -     Revenue Anticipation Certificates
TEAMS*         -     Tax-Exempt Adjustable Mode Securities
TECP           -     Tax-Exempt Commercial Paper
TRAN           -     Tax & Revenue Anticipation Notes
UPDATES*       -     Unit Price Demand Tax-Exempt Securities
VR*            -     Variable Rate
VRD*           -     Variable Rate Demand

* Rate is subject to change. Rate shown reflects current rate.

^ Security has been designated as collateral for margin account on futures contracts.

> Security has been designated as collateral for futures contracts.

~ All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year of less. Rate shown reflects current rate.

# Also represents cost for income tax purposes.

+ Security has been designated as collateral for when-issued securities.

~~ Security is a when issued security.



Futures Contracts
Open at June 30, 1997:
----------------------------------------------------------------------------------------------
                                                Number of            Market        Unrealized
                               Position         Contracts             Value              Loss
----------------------------------------------------------------------------------------------

Tax-Free Intermediate
   Bond Fund
   US Treasury Notes
   (Expire September
   1997)                          Short                 4          $431,500          $(2,528)

Tax-Free Long-Term
   Bond Fund
US Treasury Bonds
   (Expire September
   1997)                          Short               500       $55,531,250       $ (575,375)


See Notes to Financial Statements


INVESCO Tax-Free Income Funds, Inc.
Statement of Assets and Liabilities
June 30, 1997

                                                            Tax-Free                 Tax-Free
                                                        Intermediate                Long-Term
                                                           Bond Fund                Bond Fund
                                                        -------------------------------------
ASSETS
Investment Securities:
   At Cost                                                $4,454,198             $224,540,424
                                                        =====================================
   At Value                                               $4,524,888             $232,089,282
Cash                                                          29,752                   45,288
Receivables:
   Investment Securities Sold                                      0                      681
   Fund Shares Sold                                              785                   14,040
   Interest                                                   83,085                2,593,519
   Variation Margin on Futures Contracts                       1,375                  281,250
Prepaid Expenses and Other Assets                              8,757                   32,915
                                                        -------------------------------------
TOTAL ASSETS                                               4,648,642              235,056,975
                                                        -------------------------------------
LIABILITIES
Payables:
   Distributions to Shareholders                               1,748                  178,043
   Investment Securities Purchased                                 0               14,111,302
   Fund Shares Repurchased                                         0                  288,420
Accrued Distribution Expenses                                    906                   43,979
Accrued Expenses and Other Payables                              539                   24,909
                                                        -------------------------------------
TOTAL LIABILITIES                                              3,193               14,646,653
                                                        -------------------------------------
Net Assets at Value                                       $4,645,449             $220,410,322
                                                        =====================================
NET ASSETS
Paid-in Capital*                                          $4,700,940             $210,551,446
Accumulated Undistributed Net
   Realized Gain (Loss) on Investment
   Securities and Futures Contracts                        (123,653)                2,885,393
Net Appreciation of Investment
   Securities and Futures Contracts                           68,162                6,973,483
                                                        -------------------------------------
Net Assets at Value                                       $4,645,449             $220,410,322
                                                        =====================================
Shares Outstanding                                           469,281               14,368,509
Net Asset Value, Offering and
   Redemption Price per Share                                  $9.90                   $15.34

                                                        =====================================
* The Fund has 500 million authorized shares of common stock, par value of $0.01 per share.  Of such shares,  100 million have been allocated to each  individual
Fund.

See Notes to Financial Statements

INVESCO Tax-Free Income Funds, Inc.
Statement of Operations
Year Ended June 30, 1997

                                                            Tax-Free                 Tax-Free
                                                        Intermediate                Long-Term
                                                           Bond Fund                Bond Fund
                                                        -------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                             $235,485              $12,196,712
                                                        -------------------------------------
EXPENSES
Investment Advisory Fees                                      23,630                1,275,473
Distribution Expenses                                         11,815                  579,761
Transfer Agent Fees                                           15,084                  317,800
Administrative Fees                                           10,709                   44,786
Custodian Fees and Expenses                                    2,073                   35,740
Directors' Fees and Expenses                                   7,464                   17,578
Pricing Expenses                                               6,664                   19,693
Professional Fees and Expenses                                12,146                   34,242
Registration Fees and Expenses                                22,674                   49,578
Reports to Shareholders                                        1,871                   42,897
Other Expenses                                                   755                   11,998
                                                         -------------------------------------
   TOTAL EXPENSES                                            114,885                2,429,546
   Fees and Expenses Absorbed by
     Investment Adviser                                      (74,941)                (348,199)
   Fees and Expenses Paid Indirectly                          (2,073)                 (18,702)
                                                         -------------------------------------
   NET EXPENSES                                               37,871                2,062,645
                                                         -------------------------------------
NET INVESTMENT INCOME                                        197,614               10,134,067
                                                         -------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                      15,835                3,475,084
   Futures Contracts                                          (2,393)              (1,281,927)
                                                         -------------------------------------
     Total Net Realized Gain                                  13,442                2,193,157
                                                         -------------------------------------
Change in Net Appreciation (Depreciation) of:
   Investment Securities                                      60,778                3,150,166
   Futures Contracts                                          (2,528)                 212,028
                                                         -------------------------------------
      Total Net Appreciation                                  58,250                3,362,194
                                                         -------------------------------------
NET GAIN ON INVESTMENT SECURITIES                             71,692                5,555,351
                                                         -------------------------------------
Net Increase in Net Assets
   from Operations                                          $269,306              $15,689,418
                                                         =====================================
See Notes to Financial Statements

INVESCO Tax-Free Income Funds, Inc.
Statement of Changes in Net Assets
Year Ended June 30

                                                                              Tax-Free                             Tax-Free
                                                                          Intermediate                            Long-Term
                                                                             Bond Fund                            Bond Fund
                                                            ---------------------------      ------------------------------
                                                                 1997             1996             1997                1996
OPERATIONS
Net Investment Income                                        $197,614          $237,430      $10,134,067        $12,005,770
Net Realized Gain on Investment
   Securities and Futures Contracts                            13,442               410        2,193,157          4,270,433
Change in Net Appreciation of Investment
   Securities and Futures Contracts                            58,250            24,371        3,362,194          1,464,794
                                                          -----------------------------     -------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    269,306           262,211       15,689,418         17,740,997
                                                          -----------------------------     -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                       (196,923)         (237,430)     (10,134,067)       (12,005,770)
In Excess of Net Investment Income                                  0                 0        (162,831)                  0
Net Realized Gain on Investment Securities                          0                 0      (3,483,894)        (3,155,247)
                                                          -----------------------------     -------------------------------
TOTAL DISTRIBUTIONS                                         (196,923)         (237,430)     (13,780,792)       (15,161,017)
                                                          -----------------------------     -------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                               2,844,291         6,425,590       43,699,898        108,499,300
Reinvestment of Distributions                                 177,460           217,904       10,702,228         11,902,452
                                                          -----------------------------     -------------------------------
                                                            3,021,751         6,643,494      54,402,126         120,401,752
Amounts Paid for Repurchases of Shares                    (3,445,709)       (6,578,315)     (86,790,488)      (126,675,962)
                                                          -----------------------------     -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                             (423,958)            65,179     (32,388,362)        (6,274,210)
                                                          -----------------------------     -------------------------------
Total Increase (Decrease) in Net Assets                     (351,575)            89,960     (30,479,736)        (3,694,230)
NET ASSETS
Beginning of Period                                         4,997,024         4,907,064      250,890,058        254,584,288
                                                          -----------------------------     -------------------------------
End of Period                                              $4,645,449        $4,997,024     $220,410,322       $250,890,058
                                                          =============================     ===============================

FUND SHARE TRANSACTIONS
Shares Sold                                                   288,509           653,804        2,869,165          7,077,690
Shares Issued from Reinvestment
   of Distributions                                            18,030            22,084          703,719            770,451
                                                          -----------------------------     -------------------------------
                                                              306,539           675,888        3,572,884          7,848,141
Shares Repurchased                                          (350,074)         (669,109)      (5,711,420)        (8,237,343)
                                                          -----------------------------     -------------------------------
Net Increase (Decrease) in Fund Shares                       (43,535)             6,779      (2,138,536)          (389,202)
                                                          =============================     ===============================
See Notes to Financial Statements

INVESCO Tax-Free Income Funds, Inc.
Notes to Financial Statements
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Tax-Free Income Funds, Inc. (the "Fund") was incorporated in Maryland and presently consists of two separate Funds: Tax-Free Intermediate Bond Fund and Tax-Free Long-Term Bond Fund. The investment objective of each Fund is to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. SECURITY VALUATION - The Fund values municipal securities (including commitments to purchase such securities on a when-issued basis) on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available.
       If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors.
       Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. FUTURES CONTRACTS - The Fund may enter into futures contracts for hedging or other non-speculative purposes. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as may be required by the exchanges on which the transaction is affected. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund's use of futures contracts may subject it to certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying a futures contract and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold.

C. WHEN-ISSUED SECURITIES - When-issued securities held by the Fund are fully collateralized by other securities which are notated in the Statement of Investment Securities. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the when-issued securities.

D. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date. Interest income, which may be comprised of stated coupon rate, market discount, amortized premium and original issue discount, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities as adjustments to interest income. Cost is determined on the specific identification basis.
       Effective January 13, 1997, the Fund began amortizing premiums on purchases of portfolio securities as adjustments to income using the effective interest method. This method of recording income more closely reflects the economics of holding and disposing of debt instruments. Prior to January 13, 1997, the Fund amortized premiums on purchases of portfolio securities as adjustments to income using the straight-line method. Such change in accounting method had no effect on net asset value per share.

E. FEDERAL AND STATE TAXES - The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At June 30, 1997, Tax-Free Intermediate Bond Fund had $126,181 in net capital loss carryovers which expire in the year 2003.
       Net capital loss carryovers utilized in 1997 by Tax-Free Intermediate Bond Fund amounted to $6,259.
       To the extent future capital gains are offset by capital loss carryovers and deferred post-October 31 losses, such gains will not be distributed to shareholders.
       Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended June 30, 1997, 99.59% and 97.36% were exempt from federal income taxes for Tax-Free Intermediate Bond and Tax- Free Long-Term Bond Funds, respectively.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Fund's net invest-ment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discounts, amortized premiums, net operation losses and expired capital loss carryforwards.

       During the year ended June 30, 1997, the effect of such differences were as follows:


                                                        Accumulated
                                      Accumulated     Undistributed
                                    Undistributed      Net Realized
                                          Net             Gain on
                                       Investment        Investment     Paid-in
Fund                                       Income        Securities     Capital
--------------------------------------------------------------------------------

Tax-Free Intermediate Bond Fund       $     (691)        $       0      $   691
Tax-Free Long-Term Bond Fund             162,831           (94,962)     (67,869)

    Net investment income, net realized gains and net assets were not affected.


G. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
       Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

Note 2 - INVESTMENT  ADVISORY AND OTHER  AGREEMENTS.  INVESCO  Funds Group,
Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                    AVERAGE NET ASSETS
                                       -----------------------------------------
                                       $0 to      $300 Million           Over
                                       $300          to $500             $500
Fund                                   Million       Million             Million
--------------------------------------------------------------------------------
Tax-Free Intermediate Bond Fund        0.50%         0.40%               0.30%
Tax-Free Long-Term Bond Fund           0.55%         0.45%               0.35%

    In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of each Fund are made by ITC. Fees for such sub-advisory services are paid by IFG. In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
    IFG receives a transfer agent fee at an annual rate of $26.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
    A plan of distribution pursuant to Rule 12b-1 of the Act provided for reimbursement of marketing and advertising expenditures to IFG (the "Distributor") to a maximum of 0.25% of annual average net assets. Amounts accrued by the Fund are available to reimburse the Distributor for actual expenditures incurred within a rolling twelve-month period. For the year ended June 30, 1997, Tax-Free Intermediate Bond and Tax-Free Long-Term Bond Funds paid the Distributor $11,861 and $893,897, respectively, for reimbursement of expenses incurred.
    Effective January 1, 1997, the Rule 12b-1 distribution plan was modified by action of the Board of Directors so that the Fund compensates IFG for permissable activities and services in connection with the distribution of the Fund's shares. Accordingly, the above amounts reflect reimbursements under the plan for the six months ended December 31, 1996 and compensation under the plan for the six months ended in June 30, 1997.
    IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Tax-Free Long-Term Bond Fund. IFG and ITC have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Tax-Free Intermediate Bond Fund.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended June 30, 1997, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                         Purchases                 Sales
--------------------------------------------------------------------------------
Tax-Free Intermediate Bond Fund          $   1,688,763         $   1,735,377
Tax-Free Long-Term Bond Fund               226,113,977           253,361,932

       There were no purchases or sales of U.S. Government securities.

NOTE 4 - APPRECIATION AND DEPRECIATION. At June 30, 1997, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                Gross            Gross             Net
Fund                            Appreciation     Depreciation      Appreciation
--------------------------------------------------------------------------------
Tax-Free Intermediate Bond Fund $   78,418       $    7,728        $   70,690
Tax-Free Long-Term Bond Fund     7,640,556           91,698         7,548,858

NOTE 5 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or ITC.
    The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement.
    Pension expenses for the year ended June 30, 1997, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                   Unfunded
                                Pension           Accrued           Pension
Fund                            Expenses     Pension Costs         Liability
--------------------------------------------------------------------------------
Tax-Free Intermediate Bond Fund $    74      $         28          $    141
Tax-Free Long-Term Bond Fund      3,553            11,324            23,387

NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At June 30, 1997, there were no such borrowings.

Other Information
UNAUDITED

On January 31, 1997, a special meeting of the shareholders of the Fund was held at which the eleven directors identified below were elected, the selection of Price Waterhouse LLP as independent accountants (Proposal 1), the approval of a new investment advisory agreement with IFG (Proposal 2) and a new sub-advisory agreement between IFG and ITC (Proposal 3) were ratified. The following is a report of the votes cast:

                                                                     Withheld/
Nominee/Proposal                             For        Against        Abstain          Total
---------------------------------------------------------------------------------------------

Tax-Free Long-Term Bond Fund
Charles W. Brady                       9,781,399              0        588,756     10,370,155
Dan J. Hesser                          9,781,258              0        588,897     10,370,155
Fred A. Deering                        9,771,464              0        598,691     10,370,155
Victor L. Andrews                      9,780,727              0        589,428     10,370,155
Bob R. Baker                           9,744,095              0        626,060     10,370,155
Lawrence H. Budner                     9,784,106              0        586,049     10,370,155
Daniel D. Chabris                      9,746,312              0        623,843     10,370,155
A.D. Frazier, Jr                       9,790,462              0        579,693     10,370,155
Hubert L. Harris, Jr                   9,786,875              0        583,280     10,370,155
Kenneth T. King                        9,768,451              0        601,704     10,370,155
John W. McIntyre                       9,788,424              0        581,731     10,370,155

Proposal 1                             9,863,756        172,902        333,496     10,370,154
Proposal 2                             9,461,595        435,239        473,321     10,370,155
Proposal 3                             9,395,901        487,518        486,735     10,370,154





Tax-Free Intermediate Bond Fund
Charles W. Brady                         390,076              0         25,679        415,755
Dan J. Hesser                            390,076              0         25,679        415,755
Fred A. Deering                          390,076              0         25,679        415,755
Victor L. Andrews                        388,983              0         26,772        415,755
Bob R. Baker                             390,076              0         25,679        415,755
Lawrence H. Budner                       388,936              0         26,819        415,755
Daniel D. Chabris                        390,076              0         25,679        415,755
A.D. Frazier, Jr                         390,076              0         25,679        415,755
Hubert L. Harris, Jr                     390,076              0         25,679        415,755
Kenneth T. King                          388,936              0         26,819        415,755
John W. McIntyre                         390,076              0         25,679        415,755

Proposal 1                               394,354          8,422         12,978        415,754
Proposal 2                               384,384          8,728         22,644        415,756
Proposal 3                               384,594          7,463         23,698        415,755



INVESCO Tax-Free Income Funds, Inc.
Financial Highlights
(For a Fund Share Outstanding Throughout Each Period)


                                                                                       Period
                                                                                        Ended
                                                         Year Ended June 30           June 30
                                         ---------------------------------------     --------
                                            1997           1996           1995          1994^
                                         Tax-Free Intermediate Bond Fund

PER SHARE DATA
Net Asset Value -
    Beginning of Period                    $9.74          $9.70          $9.52         $10.00
                                         --------------------------------------      --------
INCOME FROM INVESTMENT
    OPERATIONS
Net Investment Income                       0.41           0.43           0.44           0.19
Net Gains or (Losses) on
    Securities (Both
    Realized and Unrealized)                0.16           0.04           0.18         (0.48)
                                         ---------------------------------------     --------
Total from Investment Operations            0.57           0.47           0.62         (0.29)
                                         ---------------------------------------     --------




LESS DISTRIBUTIONS
Dividends from Net
    Investment Income                       0.41           0.43           0.44           0.19
                                         ---------------------------------------     --------
Net Asset Value -
    End of Period                          $9.90          $9.74          $9.70          $9.52
                                         =======================================     ========

TOTAL RETURN                               5.96%          4.89%          6.67%       (2.93%)*

RATIOS
Net Assets - End of Period
    ($000 Omitted)                        $4,645         $4,997         $4,907         $5,083
Ratio of Expenses to
    Average Net Assets#                   0.84%@         0.76%@          0.70%         0.70%~
Ratio of Net Investment
    Income to Average
    Net Assets#                            4.18%          4.40%          4.56%         3.75%~
Portfolio Turnover Rate                      41%            49%            23%           55%*

^ From  December 1, 1993,  commencement  of investment  operations,  to June 30,
1994.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and ITC for the years ended June 30, 1997, 1996 and 1995, and for the period ended June 30, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.43%, 2.34%, 2.45% and 3.09%, respectively, and ratio of net investment income to average net assets would have been 2.59%, 2.82%, 2.81% and 1.36%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized


INVESCO Tax-Free Income Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)

                                                             Year Ended June 30
                                -------------------------------------------------------------
                                   1997         1996          1995         1994          1993
                                Tax-Free Long-Term Bond Fund

PER SHARE DATA
Net Asset Value -
    Beginning of Period          $15.20       $15.07        $15.29       $16.35        $15.69
                                -------------------------------------------------------------
INCOME FROM INVESTMENT
    OPERATIONS
Net Investment Income              0.66         0.73          0.80         0.83          0.87
Net Gains or (Losses)
    on Securities (Both
    Realized and
    Unrealized)                    0.38         0.32          0.09       (1.00)          1.04
                                -------------------------------------------------------------
Total from Investment
    Operations                     1.04         1.05          0.89       (0.17)          1.91
                                -------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
    Investment Income              0.66         0.73          0.80         0.83          0.87
In Excess of Net
    Investment Income              0.01         0.00          0.00         0.00          0.00
Distributions from
    Capital Gains                  0.23         0.19          0.31         0.06          0.38
                                -------------------------------------------------------------
Total Distributions                0.90         0.92          1.11         0.89          1.25
                                -------------------------------------------------------------
Net Asset Value -
    End of Period                $15.34       $15.20        $15.07       $15.29        $16.35
                                =============================================================

TOTAL RETURN                      7.05%        7.01%         6.16%      (1.16%)        12.57%

RATIOS
Net Assets -
    End of Period
    ($000 Omitted)             $220,410     $250,890      $254,584     $282,407      $332,239
Ratio of Expenses to
    Average Net Assets#          0.90%@       0.91%@         0.92%        1.00%         1.03%
Ratio of Net Investment
    Income to Average
    Net Assets#                   4.36%        4.76%         5.31%        5.14%         5.43%
Portfolio Turnover Rate            123%         146%           99%          28%           30%



# Various expenses of the Fund were voluntarily absorbed by IFG for the years ended June 30, 1997, 1996 and 1995.  If such expenses had not been voluntarily absorbed,  ratio of expenses to average net assets would have been 1.05%,  1.04%
and 1.05%,  respectively,  and ratio of net  investment  income to  average  net assets would have been 4.21%, 4.63% and 5.18%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.


Report of Independent Accountants

To the Board of Directors and Shareholders of INVESCO Tax-Free Income Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Intermediate Bond Fund and Tax-Free Long-Term Bond Fund (constituting INVESCO Tax-Free Income Funds, Inc., hereafter referred to as the "Fund") at June 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures for unsettled transactions, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP

Denver, Colorado
August 1, 1997

EasiVest makes it easy to pay yourself first.

    It seems that for most of us the hardest part of investing at regular intervals comes down to simply writing the check, finding the stamp, and putting it in the mail. But with INVESCO's EasiVest it's so easy that we'll do almost all the work for you.

    After you fill out the authorization and return it with a voided check, the exact dollar amount you specify will be electronically transferred from your bank account to your designated fund on the same day each month.

Using EasiVest is one of the few time when you'll find the easy way may also be one of the best.

    For years smart investors have used an investment strategy known as dollar-cost averaging. It only makes sense that when prices are high an investor will want to buy fewer shares, and when prices are low he will want to buy more. By investing a fixed amount at regular intervals with INVESCO's EasiVest, you can take advantage of these market fluctuations.

    Over a sufficient period of time, dollar-cost averaging may make the average price you pay per share less than the actual average price per share. So follow the lead of successful investors and take advantage of dollar-cost averaging with INVESCO's EasiVest.

    Like other investment systems, periodic investment plans to not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

    Just follow these simple authorization instructions and let INVESCO's EasiVest help you build for your future.

    1. Call your bank for their ABA and account numbers. Then complete the EasiVest authorization and sign it the same way you would your personal checks.

    2. Enclose  an  unsigned,  personal  check  or  savings  deposit slip marked
       "Void."

    3. Place a voided check or savings deposit slip and signed authorization form in an envelope; then mail it to us.

    It's that easy to start building your mutual fund portfolio. And you can take advantage of INVESCO's EasiVest with as little as $50 a month.

Questions?  Call us at 1-800-525-8085.
Start building for your future today.

EASIVEST AUTHORIZATION FOR AUTOMATIC INVESTMENTS

    Before returning this Authorization, please be sure to contact your bank for the correct
    ABA number and account number.

I authorize INVESCO Funds Group to transfer money from my checking or savings account on or about the 7th or 21st (check one) day of each month for the amounts and funds indicated below:

Fund___________________________________ Acct.#_______________________________

$__________________________ ($50 minimum)                  ___ 7th      ___21st


____________________________________________________________________________
Bank Name

____________________________________________________________________________
Bank Street Address

____________________________________________________________________________
City, State, Zip

____________________________________________________________________________
ABA Number (available from your bank)                      Bank Phone Number

__________________________________This  is  a  __Checking  Account   __  Savings
Account Bank Account Number

____________________________________________________________________________
Owner's Name (First, Middle Initial, Last)

____________________________________________________________________________
Joint Owner's Name (First, Middle Initial, Last)

____________________________________________________________________________
Owner Street Address

____________________________________________________________________________
City, State, Zip

____________________________________________________________________________
Signature

                                   Date
____________________________________________________________________________
Signature
                                   Date
____________________________________________________________________________
Daytime Telephone Number                            Evening Telephone Number

Don't forget to attach a voided check or deposit slip.

This authority is to remain in effect until I revoke it in writing and, until INVESCO receives such notification, I agree INVESCO will be fully protected in honoring any such electronic debit. I further agree that if any such electronic debit is not honored, whether with cause or without cause and whether intentionally or unintentionally, INVESCO will not be liable whatsoever. This authorization will become a part of the fund application subject to the terms, representations and conditions thereof.

Like other investment systems, period investment plans do not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

INVESCO FUNDS

We're easy to stay in touch with:
Investor Services Representatives,
1-800-525-8085
PAL(R), your Personal Account Line,
1-800-424-8085

On the World Wide Web:
http://www.invesco.com

Denver Investor Centers:
Cherry Creek, 155-B Fillmore Street;
Denver Tech Center, 7800 E. Union
Avenue, Lobby Level

INVESCO Funds Group, Inc.,(SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.